UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds – 109.0%

Alabama — 1.2%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,875	$2,174,906

Arizona — 1.4%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	890	917,074
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 4.00%, 01/01/41	530	547,978
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	964,596

		2,429,648
California — 14.1%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 08/01/20(b)	2,000	1,906,340
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,110	1,171,882
Sutter Health, Series B, 6.00%, 08/15/42	1,585	1,741,424
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	445	502,921
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	80	87,470
5.25%, 08/15/49	195	211,788
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	120	133,204
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	730	787,414
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 07/01/19(c)	1,090	1,145,841
Loma Linda University Medical Center, 5.00%, 12/01/46(a)	235	250,461

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	$400	$418,608
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	185	221,635
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	1,190	1,201,329
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(b)	2,525	1,741,770
San Marino Unified School District, GO, Series A (NPFGC), 0.00%, 07/01/19(b)	2,070	2,028,145
State of California, GO, Various Purposes:
6.00%, 03/01/33	1,265	1,380,343
6.50%, 04/01/33	7,325	7,735,273
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	457,026
Sub-Series I-1, 6.38%, 11/01/19(c)	600	651,438
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	935	935,598

		24,709,910
Colorado — 1.5%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,055	1,100,661
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	510	547,658
University of Colorado, RB, Series A, 5.38%, 06/01/19(c)	920	966,892

		2,615,211
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	601,863
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	605	673,123

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$2,050	$2,134,132

		3,409,118
District of Columbia — 3.9%
District of Columbia, Refunding RB, Georgetown University Issue, 5.00%, 04/01/42	150	169,764
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.00%, 10/01/39	255	266,852
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,049,200
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(b)	10,170	5,351,861

		6,837,677
Florida — 3.6%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(c)	1,725	1,839,712
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(c)	545	559,028
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	700	777,546
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	1,525	1,813,576
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,140	1,268,102

		6,257,964
Georgia — 0.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	270	313,327

Security	Par (000)	Value
Georgia (continued)
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$420	$445,116

		758,443
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	680	730,483

Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	2,000	2,008,760
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	390	440,513

		2,449,273
Illinois — 18.5%
Chicago Board of Education, GO, Dedicated Revenues, Series H, 5.00%, 12/01/46	240	246,744
Chicago Board of Education, GO, Refunding, Dedicated Revenues, Series C, 5.00%, 12/01/34	240	247,318
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series D, 5.00%, 12/01/25	435	464,276
Series F, 5.00%, 12/01/24	340	362,641
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	885	912,205
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	2,290	2,441,827
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	587	590,481
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	2,100	2,344,566
Series A, 5.75%, 01/01/39	400	440,692
Series C, 6.50%, 01/01/21(c)	2,935	3,339,208
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	576,836
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,845	1,980,847
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	437,068
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(c)	800	854,384

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Presence Health Network, Series C, 4.00%, 02/15/41	$745	$742,340
Southern Illinois Healthcare Enterprises, Inc., 4.00%, 03/01/35	1,290	1,307,647
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(b)	9,555	2,630,874
Series B (AGM), 5.00%, 06/15/50	2,230	2,345,313
Series B-2, 5.00%, 06/15/50	1,260	1,292,458
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	230	258,099
6.00%, 06/01/21	500	569,145
State of Illinois, GO:
5.00%, 02/01/39	810	838,399
Series A, 5.00%, 04/01/38	1,920	1,981,536
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(c)	315	330,989
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	1,355	1,517,654
Senior, Series C, 5.00%, 01/01/37	1,450	1,621,187
Series A, 5.00%, 01/01/38	915	1,018,349
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	520	568,615

		32,261,698
Indiana — 4.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	415	490,115
7.00%, 01/01/44	1,000	1,186,060
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,840,940
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	225	241,393
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	740	791,652
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	210	226,685

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Sisters of St. Francis Health Services, 5.25%, 11/01/19(c)	$420	$447,128
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(c)	1,360	1,429,034
5.75%, 05/01/31	300	314,490
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(c)	565	588,617
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	640	716,627

		8,272,741
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	240	240,000
Midwestern Disaster Area, 5.25%, 12/01/25	940	993,505
Midwestern Disaster Area, 5.88%, 12/01/26(a)	210	221,722
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	510	532,256

		1,987,483
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,105	1,176,505

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	525	562,532
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	635	585,902

		1,148,434
Louisiana — 1.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 02/01/19(c)	420	435,788
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	310	327,440

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	$510	$548,250
5.25%, 05/15/31	435	470,779
5.25%, 05/15/32	555	606,720
5.25%, 05/15/33	600	650,622
5.25%, 05/15/35	255	277,379

		3,316,978
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(c)	45	47,162
5.00%, 07/01/39	105	109,084

		156,246
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(c)	220	240,640
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	390	409,590
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	20	22,697
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	1,095	1,234,700

		1,907,627
Massachusetts — 2.4%
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	845	1,010,062
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	1,155	1,155,832
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(c)	360	377,557
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 06/01/40	815	828,301

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, M/F Housing, Series D, 3.95%, 12/01/52	$845	$820,039

		4,191,791
Michigan — 3.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,235	2,429,825
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	380	411,965
5.50%, 05/15/36	310	329,673
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	455	496,673
Henry Ford Health System, 4.00%, 11/15/46	755	756,631
Trinity Health Credit Group, Series A, 4.00%, 12/01/36	300	310,101
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(c)	1,520	1,630,869

		6,365,737
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/18(c)	1,540	1,604,141

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	139,900
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	130	140,737

		280,637
New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(c)	1,530	1,630,138

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Housing Finance Authority, RB, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	$800	$776,664

		2,406,802
New Jersey — 5.9%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	564,217
5.25%, 11/01/44	790	837,297
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	560	562,492
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 09/15/23	1,040	1,151,166
5.25%, 09/15/29	990	1,082,971
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,125	1,259,303
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,355	1,514,077
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	225	237,013
Transportation Program, Series AA, 5.00%, 06/15/44	420	439,475
Transportation System, Series A, 5.50%, 06/15/41	1,025	1,087,904
Transportation System, Series B, 5.25%, 06/15/36	1,235	1,304,283
South Jersey Port Corp., ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	195	208,679

		10,248,877
New York — 7.2%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	740	814,400
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,033,090
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	1,355	1,172,712
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	262	280,917

Security	Par (000)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	$1,020	$984,575
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19(c)	1,050	1,102,028
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,445,885
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(c)	1,270	1,348,943
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	615	659,040
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,495	1,605,974
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	175	191,856
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	440	482,742
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	718,913
6.00%, 12/01/42	630	695,873

		12,536,948
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	305	360,147

Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,855	1,794,694
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	765	781,463
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	350	387,261
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	60	67,771

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$420	$460,799

		3,491,988
Pennsylvania — 6.1%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	335	366,078
County of Berks IDA, Refunding RB, Tower Health Project, 4.00%, 11/01/39	1,980	2,000,631
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	1,830	1,920,750
AMT, 5.00%, 06/30/42	440	487,718
Pennsylvania Economic Development Financing Authority, Refunding RB:
National Gypsum Co., AMT, 5.50%, 11/01/44	800	846,048
Series A, 4.00%, 11/15/47	2,000	2,024,180
Pennsylvania HFA, RB, ACE, M/F Housing, Series 125B, AMT, 3.70%, 10/01/47	965	936,166
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	585	655,984
Pennsylvania Turnpike Commission, Refunding RB, Subordinate, 2nd Series, 5.00%, 12/01/37	765	854,987
State Public School Building Authority, Refunding RB, Fluvanna County School Philadelphia, 5.00%, 06/01/36	550	593,521

		10,686,063
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	975	896,991
5.63%, 05/15/43	925	845,422

		1,742,413
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	420	457,006
Series B, 4.50%, 06/01/45	1,375	1,393,783

Security	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 5.00%, 06/01/50	$1,895	$1,976,333

		3,827,122
South Carolina — 3.8%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/40	1,650	1,770,879
AMT, 5.25%, 07/01/55	670	743,653
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,274,682
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,825,853

		6,615,067
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	720	771,473
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	360	398,361

		1,169,834
Texas — 5.2%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(c)	1,070	1,206,511
Sub-Lien, 5.00%, 01/01/33	180	196,072
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	320	353,638
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 07/01/39	535	543,539
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	240	296,143
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18(c)	1,380	1,445,688
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(b):
0.00%, 09/15/40	2,525	949,552

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(b) (continued):
0.00%, 09/15/41	$1,395	$497,973
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(c)	320	343,296
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	145	157,196
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,015	434,237
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,165	1,293,546
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,414,023

		9,131,414
Utah — 0.3%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	485	546,222

Virginia — 2.0%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	1,090	1,287,715
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.25%, 01/01/32	400	441,112
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,345	1,518,330
Transform 66 P3 Project, 5.00%, 12/31/52	255	281,349

		3,528,506
Washington — 1.7%
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	1,125	1,263,049
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	390	433,048

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$1,195	$1,316,508

		3,012,605
Wisconsin — 3.5%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(c)	3,620	3,824,168
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,293,206
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	905	927,136

		6,044,510

Total Municipal Bonds — 109.0% (Cost — $175,833,616)		190,391,169

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	880	917,343

California — 8.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(h)	1,638	1,721,055
Series F-1, 5.63%, 04/01/19(c)	1,641	1,720,856
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(c)(h)	1,335	1,369,354
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(c)	4,770	5,060,779
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	2,967	3,176,533
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,635	1,876,727

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(c)	$553	$584,478

		15,509,782
Colorado — 3.6%
Colorado Health Facilities Authority, RB, Catholic Health (c):
Series C-3 (AGM), 5.10%, 04/29/18	1,870	1,886,465
Series C-7 (AGM), 5.00%, 05/01/18	1,200	1,210,278
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(h)	1,080	1,123,254
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	2,015,696

		6,235,693
Florida — 2.6%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(c)	2,840	3,085,555
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,290	1,450,179

		4,535,734
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18(c)	1,649	1,683,389

Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	1,982	2,293,905
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,519,940

		5,813,845
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(c)(h)	1,020	1,069,723

New York — 10.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	810	852,323

Security	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	$3,299	$3,413,280
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(h)	810	887,875
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,340	2,685,262
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	6,001,265
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	3,250	3,661,123
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,350	1,547,356

		19,048,484
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,475,179
Wake Forest University, 5.00%, 01/01/19(c)	800	825,144

		2,300,323
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(c)	6,974	7,225,049

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,229	1,423,772

Texas — 6.3%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,260	1,399,132
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(h):
5.00%, 08/15/19(c)	1,905	1,993,576
5.00%, 08/15/38	1,458	1,524,913
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,886,104
Permanent University Fund - University of Texas System, Refunding RB, Series B, 4.00%, 07/01/41	1,980	2,097,488

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$1,801	$2,013,648

		10,914,861
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,395	1,456,513

Virginia — 2.5%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(c)	2,729	2,762,027
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,647,547

		4,409,574
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(c)(h)	2,859	2,981,802

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 49.0% (Cost — $82,218,954)		85,525,887

Total Long-Term Investments — 158.0% (Cost — $258,052,570)		275,917,056

Security	shares	Value
Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(i)(j)	1,313,821	$1,313,953

Total Short-Term Securities — 0.8% (Cost — 1,313,953)		1,313,953

Total Investments — 158.8% (Cost — $259,366,523)		277,231,009
Other Assets Less Liabilities — 1.6%		2,853,666
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.9)%		(50,472,463)
VMTP Shares at Liquidation Value — (31.5)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$174,612,212

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between May 7, 2018 to February 15, 2031, is $9,716,229.
(i)	Annualized 7-day yield as of period end.
(j)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH)

Affiliated	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	712,360	601,461	1,313,821	$1,313,953	$16,394	$474	$(71)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	11	03/20/18	$1,337	$28,047
Long U.S. Treasury Bond	66	03/20/18	9,756	285,635
5-Year U.S. Treasury Note	20	03/29/18	2,294	34,033

				$347,715

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHolding Fund II, Inc.(MUH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$275,917,056	$—	$275,917,056
Short-Term Securities	1,313,953	—	—	1,313,953

	$1,313,953	$275,917,056	$—	$277,231,009

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$347,715	$—	$—	$347,715

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(50,332,117)	$—	$(50,332,117)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

	$—	$(105,332,117)	$—	$(105,332,117)

During the period ended January 31, 2018, there were no transfers between levels.

11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund II, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 21, 2018